PRINCIPAL ACCOUNTING POLICIES (Details 17) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU	1,901,372
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 85.02	$ 67.71	$ 43.84
Granted (in dollars per share)	$ 79.55	$ 136.86	$ 128.27
Exercised (in dollars per share)	$ 29.39	$ 38.12	$ 38.28
Forfeited (in dollars per share)	$ 136.67	$ 115.98	$ 97.07
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 64.81	$ 85.02	$ 67.71
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 6 months
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	190,916
Granted (in shares)	164,976	188,407	8,600
Converted from option in January 2012 (in shares)	475,343
Exercised (in shares)	(124,644)
Forfeited (in shares)	(60,290)
Outstanding at the end of the period (in shares)	646,301	190,916
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 130.29
Granted (in dollars per share)	$ 82.34
Exercised (in dollars per share)	$ 129.84
Forfeited (in dollars per share)	$ 128.27
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 101.30	$ 130.29
Share-based compensation expense	12,500,000	22,500,000	1,200,000
Total unrecognized compensation cost	$ 25,600,000
Weighted average recognized period	3 years
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years